Property, Plant and Equipment - Summary of Off Balance Sheet Commitments Relating to Property, Plant and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of offbalance sheet commitments of property plant and equipment [abstract]
Firm orders of property, plant and equipment	€ 535	€ 508	€ 545
Property, plant and equipment pledged as security for liabilities	€ 123	€ 128	€ 241